INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	12 Months Ended
Mar. 31, 2012
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments Disclosure [Text Block]

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS

At March 31, 2012 and 2011, the Fund has limited partnership interests in operating limited partnerships which own or are constructing operating apartment complexes. The number of operating limited partnerships in which the Fund has limited partnership interests at March 31, 2012 and 2011 by series are as follows:

	2012	2011

Series 47	15	15
Series 48	11	11
Series 49	24	24

	50	50

Under the terms of the Fund’s investment in each operating limited partnership, the Fund is required to make capital contributions to the operating limited partnerships. These contributions are payable in installments over several years upon each operating limited partnership achieving specified levels of construction and/or operations. At March 31, 2012 and 2011, contributions are payable to operating limited partnerships as follows:

	2012	2011

Series 47	$91,654	$91,654
Series 48	10,001	178,629
Series 49	230,764	241,530

	$332,419	$511,813

The fund’s investments in operating limited partnerships at March 31, 2012 is summarized as follows:

	Total	Series 47	Series 48	Series 49

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$88,232,675	$25,829,698	$17,111,380	$45,291,597

Cumulative distributions from operating limited partnerships	(242,984)	(36,275)	(85,663)	(121,046)

Cumulative impairment loss in investments in operating limited partnerships	(19,633,177)	(6,099,586)	(2,567,590)	(10,966,001)

Cumulative losses from operating limited partnerships	(31,925,069)	(11,064,238)	(7,832,428)	(13,028,403)

Investments in operating limited partnerships per balance sheets	36,431,445	8,629,599	6,625,699	21,176,147

	Total	Series 47	Series 48	Series 49

The fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2012 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2011 (see note A).	(655,098)	(91,653)	(178,628)	(384,817)

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(8,746,941)	(800,432)	(263,057)	(7,683,452)

The fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	333,626	-	-	333,626

Cumulative impairment loss in investments in operating limited partnerships	19,633,177	6,099,586	2,567,590	10,966,001

Other	4,754	(5,759)	2,420	8,093

Equity per operating limited partnerships’ combined financial statements	$47,000,963	$13,831,341	$8,754,024	$24,415,598

The fund’s investments in operating limited partnerships at March 31, 2011 is summarized as follows:

	Total	Series 47	Series 48	Series 49

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$88,232,675	$25,829,698	$17,111,380	$45,291,597

Cumulative distributions from operating limited partnerships	(171,580)	(17,435)	(68,453)	(85,692)

Cumulative impairment loss in investments in operating limited partnerships	(12,787,170)	(4,149,190)	(1,106,384)	(7,531,596)

Cumulative losses from operating limited partnerships	(30,079,020)	(10,713,876)	(7,589,648)	(11,775,496)

Investments in operating limited partnerships per balance sheets	45,194,905	10,949,197	8,346,895	25,898,813

	Total	Series 47	Series 48	Series 49

The fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2011 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2010 (see note A).	(665,864)	(91,653)	(178,628)	(395,583)

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(7,921,693)	(249,351)	(51,330)	(7,621,012)

The fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	333,626	-	-	333,626

Cumulative impairment loss in investments in operating limited partnerships	12,787,170	4,149,190	1,106,384	7,531,596

Other	5,633	(5,657)	2,441	8,849

Equity per operating limited partnerships’ combined financial statements	$49,733,777	$14,751,726	$9,225,762	$25,756,289

The combined summarized balance sheets of the operating limited partnerships in which Series 47, 48 and 49 hold an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS

	Total	Series 47	Series 48	Series 49
ASSETS

Buildings and improvements, net of accumulated depreciation	$246,480,158	$83,289,382	$59,063,634	$104,127,142
Land	22,528,233	8,589,687	6,709,244	7,229,302
Other assets	23,053,924	8,239,979	5,448,962	9,364,983

	$292,062,315	$100,119,048	$71,221,840	$120,721,427

LIABILITIES AND PARTNERS’ CAPITAL

Mortgages and construction loans payable	$192,130,464	$68,373,641	$49,008,261	$74,748,562
Accounts payable and accrued expenses	2,940,104	1,231,546	712,925	995,633
Other liabilities	32,205,394	9,838,390	7,215,583	15,151,421

	227,275,962	79,443,577	56,936,769	90,895,616
PARTNERS’ CAPITAL
Boston Capital Tax Credit Fund V L.P.	47,000,963	13,831,341	8,754,024	24,415,598
Other partners	17,785,390	6,844,130	5,531,047	5,410,213

	64,786,353	20,675,471	14,285,071	29,825,811

	$292,062,315	$100,119,048	$71,221,840	$120,721,427

The combined summarized balance sheets of the operating limited partnerships in which Series 47, 48 and 49 hold an interest as of December 31, 2010 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS

	Total	Series 47	Series 48	Series 49
ASSETS

Buildings and improvements, net of accumulated depreciation	$257,744,656	$87,045,310	$61,870,702	$108,828,644
Land	22,576,589	8,589,687	6,709,244	7,277,658
Other assets	22,531,584	8,162,397	5,221,399	9,147,788

	$302,852,829	$103,797,394	$73,801,345	$125,254,090

LIABILITIES AND PARTNERS’ CAPITAL

Mortgages and construction loans payable	$195,399,491	$69,493,831	$49,679,903	$76,225,757
Accounts payable and accrued expenses	3,645,373	1,367,804	629,998	1,647,571
Other liabilities	35,692,514	11,106,248	8,498,605	16,087,661

	234,737,378	81,967,883	58,808,506	93,960,989
PARTNERS’ CAPITAL
Boston Capital Tax Credit Fund V L.P.	49,733,777	14,751,726	9,225,762	25,756,289
Other partners	18,381,674	7,077,785	5,767,077	5,536,812

	68,115,451	21,829,511	14,992,839	31,293,101

	$302,852,829	$103,797,394	$73,801,345	$125,254,090

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2011 in which Series 47 through Series 49 had an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Total	Series 47	Series 48	Series 49
Revenue
Rent	$33,221,675	$12,022,011	$8,049,555	$13,150,109
Interest and other	1,235,811	483,125	330,945	421,741

	34,457,486	12,505,136	8,380,500	13,571,850
Expenses
Interest	5,521,080	1,736,678	1,077,921	2,706,481
Depreciation and amortization	11,204,983	3,731,135	2,706,700	4,767,148
Taxes and insurance	3,954,517	1,592,297	966,551	1,395,669
Repairs and maintenance	4,258,853	1,657,626	1,034,278	1,566,949
Operating expenses	12,052,181	4,422,472	2,768,580	4,861,129
Impairment	-	-	-	-
Other expenses	1,115,805	491,399	478,737	145,669

	38,107,419	13,631,607	9,032,767	15,443,045

NET LOSS	$(3,649,933)	$(1,126,471)	$(652,267)	$(1,871,195)

Net loss allocated to Boston Capital Tax Credit Fund V L.P. *	$(2,712,711)	$(901,443)	$(454,507)	$(1,356,761)

Net loss allocated to other partners	$(937,222)	$(225,028)	$(197,760)	$(514,434)

* Amount includes $551,081, $211,727 and $103,854 for Series 47, Series 48 and Series 49, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2010 in which Series 47 through Series 49 had an interest as of December 31, 2010 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Total	Series 47	Series 48	Series 49
Revenue
Rent	$31,519,954	$11,630,669	$7,728,078	$12,161,207
Interest and other	1,221,648	399,684	292,826	529,138

	32,741,602	12,030,353	8,020,904	12,690,345
Expenses
Interest	5,009,397	1,808,847	1,111,209	2,089,341
Depreciation and amortization	11,078,105	3,736,907	2,749,409	4,591,789
Taxes and insurance	3,987,855	1,597,929	984,859	1,405,067
Repairs and maintenance	4,734,858	1,873,745	1,342,662	1,518,451
Operating expenses	11,686,940	4,237,317	2,841,165	4,608,458
Impairment	6,728,437	-	-	6,728,437
Other expenses	2,596,626	527,862	504,775	1,563,989

	45,822,218	13,782,607	9,534,079	22,505,532

NET LOSS	$(13,080,616)	$(1,752,254)	$(1,513,175)	$(9,815,187)

Net loss allocated to Boston Capital Tax Credit Fund V L.P.	$(10,552,123)	$(1,165,396)	$(962,428)	$(8,424,299)

Net loss allocated to other partners	$(2,528,493)	$(586,858)	$(550,747)	$(1,390,888)

* Amount includes $249,351, $51,330 and $7,099,141 for Series 47, Series 48 and Series 49, respectively, of loss not recognized under the equity method of accounting as described in note A.